united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23581

Waycross Independent Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Waycross Managed Risk Equity Fund

(WAYEX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$121	2.37%

How did the Fund perform during the reporting period?

The Managed Risk Equity Fund produced a 3.31% return for the six-month period ending August 31, 2024, underperforming the primary benchmark (custom index) comprised of 50% S&P 500® Index and 50% 90-day U.S. Treasury Bills, which collectively returned 7.16%. Since inception, the Managed Risk Equity Fund produced a 7.23% return ending August 31, 2024, underperforming its primary benchmark, (custom index) comprised of 50% S&P 500® Index and 50% 90-day U.S. Treasury Bills, which returned 7.64% for the same period.

During the six-month period ending August 31, 2024, the Technology sector was the most significant contributor to performance, led by our long positions in NVIDIA (NVDA), Apple (AAPL), and Analog Devices (ADI). The Industrials sector was the primary detractor of performance during the period due to the short positions in Lockheed Martin (LMT), Johnson Controls (JCI), and Lennox International (LII).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$32,000
$26,000
$20,000
$14,000
$8,000
Apr-2015
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Waycross Managed Risk Equity Fund - $19,185
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index - $19,893
S&P 500 Index - $31,808

	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500 Index
Apr-2015	$10,000	$10,000	$10,000
Aug-2015	$9,550	$9,719	$9,433
Aug-2016	$9,650	$10,343	$10,617
Aug-2017	$10,420	$11,192	$12,340
Aug-2018	$11,616	$12,351	$14,767
Aug-2019	$11,636	$12,729	$15,198
Aug-2020	$13,575	$14,239	$18,532
Aug-2021	$16,223	$16,358	$24,308
Aug-2022	$14,378	$15,518	$21,579
Aug-2023	$16,140	$17,132	$25,019
Aug-2024	$19,185	$19,893	$31,808

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 29, 2015)
Waycross Managed Risk Equity Fund	18.87%	10.52%	7.23%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	16.12%	9.34%	7.64%
S&P 500 Index	27.14%	15.92%	13.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$105,077,947
  Number of Portfolio Holdings100
  Advisory Fee $649,152
  Portfolio Turnover30%

Top Ten Short Holdings

Holding Name	% of Net Assets
Accenture plc - Class A	-1.5%
Autodesk, Inc.	-1.5%
eBay, Inc.	-1.4%
Paychex, Inc.	-1.3%
Lennox International, Inc.	-1.3%
Home Depot, Inc. (The)	-1.3%
Revvity, Inc.	-1.3%
Hilton Worldwide Holdings, Inc.	-1.2%
Medtronic plc	-1.2%
Southwest Airlines Company	-1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)*

Value	Value
Utilities	0.7%
Energy	1.0%
Materials	1.3%
Industrials	2.4%
Consumer Discretionary	2.8%
Consumer Staples	3.9%
Communications	4.0%
Financials	4.3%
Health Care	9.7%
Technology	17.7%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings

Holding Name	% of Net Assets
Microsoft Corporation	5.1%
Apple, Inc.	3.5%
NVIDIA Corporation	3.1%
Amazon.com, Inc.	3.0%
AbbVie, Inc.	2.4%
Intuitive Surgical, Inc.	2.4%
Analog Devices, Inc.	2.2%
Lowe's Companies, Inc.	2.0%
Emerson Electric Company	2.0%
Meta Platforms, Inc. - Class A	1.9%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

Waycross Managed Risk Equity Fund (WAYEX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-WAYEX

Waycross Focused Core Equity Fund

(WAYFX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$36	0.69%

How did the Fund perform during the reporting period?

The Focused Core Equity Fund produced a 7.58% return for the six-month period ending August 31, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 11.59% for the same period. Since inception, the Focused Fund produced a 14.09% return ending August 31, 2024, outperforming its primary benchmark, the S&P 500® Index, which returned 13.86% for the same period.

During the six-month period ending August 31, 2024, the Technology sector was the most significant contributor to performance, led by our long positions in NVIDIA (NVDA), Apple (AAPL), and Analog Devices (ADI). The Consumer Staples sector was the primary detractor of performance during the period due to the long positions in Dollar Tree (DLTR) and Sysco (SYY).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
Dec-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Waycross Focused Core Equity Fund - $16,309
S&P 500® Index - $16,182

	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Aug-2021	$12,620	$12,367
Aug-2022	$10,260	$10,978
Aug-2023	$12,825	$12,729
Aug-2024	$16,309	$16,182

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	27.17%	14.09%
S&P 500® Index	27.14%	13.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$60,190,931
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$2,792
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.4%
Health Care
17.4%
Industrials
10.4%
Communications
9.8%
Consumer Discretionary
9.3%
Financials
8.5%
Consumer Staples
7.6%
Energy
2.1%
Money Market Funds
1.1%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.1%
Energy	2.1%
Consumer Staples	7.6%
Financials	8.5%
Consumer Discretionary	9.3%
Communications	9.8%
Industrials	10.4%
Health Care	17.4%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.3%
Microsoft Corporation	6.8%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	4.9%
Meta Platforms, Inc. - Class A	4.9%
Intuitive Surgical, Inc.	4.3%
AbbVie, Inc.	3.9%
Amazon.com, Inc.	3.7%
Goldman Sachs Group, Inc. (The)	3.6%
Analog Devices, Inc.	3.5%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

Waycross Focused Core Equity Fund (WAYFX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/waycross/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-WAYFX

(b)	Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

WAYCROSS MANAGED RISK EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Financial Statements

August 31, 2024

(Unaudited)

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2024 (Unaudited)

COMMON STOCKS — 89.7%	Shares	Value
Communications — 4.8%
Internet Media & Services — 3.4%
Alphabet, Inc. - Class A (a)	9,382	$1,532,831
Meta Platforms, Inc. - Class A (a)	3,865	2,014,863
		3,547,694
Telecommunications — 1.4%
T-Mobile US, Inc.	7,700	1,530,144

Consumer Discretionary — 11.0%
Apparel & Textile Products — 1.5%
NIKE, Inc. - Class B	18,200	1,516,424

E-Commerce Discretionary — 3.0%
Amazon.com, Inc. (a)(b)	17,833	3,183,191

Leisure Facilities & Services — 2.4%
Marriott International, Inc. - Class A	4,000	938,760
Starbucks Corporation	16,878	1,596,152
		2,534,912
Retail - Discretionary — 4.1%
Lowe’s Companies, Inc.	8,602	2,137,597
O’Reilly Automotive, Inc. (b)	1,120	1,265,566
TJX Companies, Inc. (The)	8,062	945,431
		4,348,594
Consumer Staples — 3.9%
Retail - Consumer Staples — 2.2%
Dollar General Corporation	6,937	575,563
Target Corporation	10,964	1,684,290
		2,259,853
Wholesale - Consumer Staples — 1.7%
Sysco Corporation (a)	23,519	1,833,776

Energy — 4.3%
Oil & Gas Producers — 3.1%
Diamondback Energy, Inc.	7,800	1,521,858
EOG Resources, Inc.	13,360	1,721,035
		3,242,893
Oil & Gas Services & Equipment — 1.2%
Schlumberger Ltd.	30,000	1,319,700

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.7% (Continued)	Shares	Value
Financials — 8.5%
Asset Management — 1.3%
Charles Schwab Corporation (The)	21,000	$1,367,100

Banking — 5.6%
Citigroup, Inc. (a)	18,004	1,127,770
Fifth Third Bancorp	38,000	1,622,220
Truist Financial Corporation	30,800	1,369,368
Wells Fargo & Company (a)	30,040	1,756,439
		5,875,797
Institutional Financial Services — 1.6%
Goldman Sachs Group, Inc. (The) (a)	3,224	1,645,046

Health Care — 17.4%
Biotech & Pharma — 5.2%
AbbVie, Inc. (a)	13,059	2,563,612
Eli Lilly & Company	1,620	1,555,233
Merck & Company, Inc.	11,000	1,302,950
		5,421,795
Health Care Facilities & Services — 3.0%
Cencora, Inc.	5,200	1,245,764
CVS Health Corporation	22,357	1,279,714
UnitedHealth Group, Inc.	1,149	678,140
		3,203,618
Medical Equipment & Devices — 9.2%
Abbott Laboratories	15,300	1,733,031
Becton, Dickinson and Company	3,667	888,917
Boston Scientific Corporation (b)	18,350	1,500,847
Danaher Corporation (a)	4,515	1,215,935
Edwards Lifesciences Corporation (b)	9,419	658,953
Intuitive Surgical, Inc. (b)	5,027	2,476,451
Thermo Fisher Scientific, Inc.	2,000	1,230,140
		9,704,274
Industrials — 9.3%
Aerospace & Defense — 0.9%
Boeing Company (The) (b)	5,450	946,883

Diversified Industrials — 3.4%
Emerson Electric Company	20,212	2,130,142
Honeywell International, Inc.	7,148	1,486,141
		3,616,283

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.7% (Continued)	Shares	Value
Industrials — 9.3% (Continued)
Machinery — 1.2%
Ingersoll Rand, Inc.	13,700	$1,252,865

Transportation & Logistics — 3.8%
CSX Corporation	57,031	1,954,453
Delta Air Lines, Inc.	28,200	1,198,218
Norfolk Southern Corporation	3,200	819,712
		3,972,383
Materials — 3.3%
Chemicals — 2.1%
Celanese Corporation	6,800	888,080
International Flavors & Fragrances, Inc.	12,920	1,343,551
		2,231,631
Construction Materials — 1.2%
Carlisle Companies, Inc.	2,910	1,233,258

Technology — 25.4%
Semiconductors — 7.8%
Advanced Micro Devices, Inc. (b)	4,000	594,240
Analog Devices, Inc. (a)	9,788	2,298,614
Marvell Technology, Inc.	18,939	1,443,910
Microchip Technology, Inc.	8,000	657,280
NVIDIA Corporation (a)	27,270	3,255,220
		8,249,264
Software — 8.9%
Check Point Software Technologies Ltd. (b)	8,000	1,540,000
Intuit, Inc.	1,570	989,508
Microsoft Corporation (a)	12,735	5,312,278
Oracle Corporation	10,500	1,483,545
		9,325,331
Technology Hardware — 4.7%
Apple, Inc. (a)	15,909	3,643,161
Hewlett Packard Enterprise Company	67,000	1,297,790
		4,940,951

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 89.7% (Continued)	Shares	Value
Technology — 25.4% (Continued)
Technology Services — 4.0%
Mastercard, Inc. - Class A (a)	4,066	$1,965,260
PayPal Holdings, Inc. (a)(b)	13,981	1,012,644
Visa, Inc. - Class A	4,278	1,182,311
		4,160,215
Utilities — 1.8%
Electric Utilities — 1.8%
Xcel Energy, Inc.	30,000	1,836,900

Total Common Stocks (Cost $61,848,072)		$94,300,775

MONEY MARKET FUNDS — 11.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% (c) (Cost $11,830,085)	11,830,085	$11,830,085

Investments at Value — 101.0% (Cost $73,678,157)		$106,130,860

Liabilities in Excess of Other Assets — (1.0%)		(1,052,913)

Net Assets — 100.0%		$105,077,947

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of August 31, 2024 was $26,908,009.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

August 31, 2024 (Unaudited)

COMMON STOCKS — 41.9%	Shares	Value
Communications — 0.8%
Cable & Satellite — 0.8%
Charter Communications, Inc. - Class A	2,500	$868,850

Consumer Discretionary — 8.2%
E-Commerce Discretionary — 1.4%
eBay, Inc.	24,150	1,427,265

Leisure Facilities & Services — 1.2%
Hilton Worldwide Holdings, Inc.	6,000	1,317,840

Retail - Discretionary — 5.6%
AutoZone, Inc.	407	1,294,862
Best Buy Company, Inc.	6,635	666,154
Home Depot, Inc. (The)	3,800	1,400,300
Lululemon Athletica, Inc.	4,900	1,271,403
Ross Stores, Inc.	8,350	1,257,594
		5,890,313
Energy — 3.3%
Oil & Gas Producers — 2.1%
Devon Energy Corporation	26,100	1,168,758
Occidental Petroleum Corporation	18,200	1,037,036
		2,205,794
Oil & Gas Services & Equipment — 1.2%
Baker Hughes Company	35,700	1,255,569

Financials — 4.2%
Asset Management — 1.0%
T. Rowe Price Group, Inc.	10,300	1,092,212

Banking — 2.1%
Commerce Bancshares, Inc.	15,800	1,010,568
PNC Financial Services Group, Inc. (The)	6,200	1,147,558
		2,158,126
Insurance — 1.1%
Hartford Financial Services Group, Inc. (The)	9,500	1,102,950

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 41.9% (Continued)	Shares	Value
Health Care — 7.7%
Biotech & Pharma — 3.1%
Biogen, Inc.	4,400	$900,944
Bristol-Myers Squibb Company	22,400	1,118,880
Pfizer, Inc.	44,400	1,288,044
		3,307,868
Health Care Facilities & Services — 1.0%
Patterson Companies, Inc.	45,150	1,015,424

Medical Equipment & Devices — 3.6%
Medtronic plc	14,800	1,310,984
Revvity, Inc.	10,870	1,332,010
Zimmer Biomet Holdings, Inc.	9,810	1,132,662
		3,775,656
Industrials — 6.9%
Aerospace & Defense — 1.2%
RTX Corporation	10,300	1,270,402

Diversified Industrials — 1.0%
Illinois Tool Works, Inc.	4,100	1,038,038

Electrical Equipment — 2.3%
Lennox International, Inc.	2,400	1,416,456
Rockwell Automation, Inc.	3,700	1,006,511
		2,422,967
Transportation & Logistics — 2.4%
Southwest Airlines Company	45,200	1,307,184
Union Pacific Corporation	4,700	1,203,623
		2,510,807
Materials — 2.0%
Chemicals — 2.0%
Huntsman Corporation	43,000	948,150
Olin Corporation	25,195	1,100,266
		2,048,416
Technology — 7.7%
Semiconductors — 1.1%
Intel Corporation	23,000	506,920
Texas Instruments, Inc.	2,850	610,869
		1,117,789

WAYCROSS MANAGED RISK EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 41.9% (Continued)	Shares	Value
Technology — 7.7% (Continued)
Software — 3.1%
Autodesk, Inc.	5,930	$1,532,312
Palo Alto Networks, Inc.	2,100	761,712
Workday, Inc. - Class A	3,750	986,962
		3,280,986
Technology Hardware — 0.7%
Cisco Systems, Inc.	14,900	753,046

Technology Services — 2.8%
Accenture plc - Class A	4,563	1,560,318
Paychex, Inc.	10,800	1,416,960
		2,977,278
Utilities — 1.1%
Utilities — 1.1%
CenterPoint Energy, Inc.	43,100	1,176,630

Total Securities Sold Short — 41.9% (Proceeds $42,564,591)		$44,014,226

plc - Public Limited Company

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2024 (Unaudited)

COMMON STOCKS — 98.5%	Shares	Value
Communications — 9.8%
Internet Media & Services — 9.8%
Alphabet, Inc. - Class A	18,030	$2,945,742
Meta Platforms, Inc. - Class A	5,623	2,931,326
		5,877,068
Consumer Discretionary — 9.3%
E-Commerce Discretionary — 3.7%
Amazon.com, Inc. (a)	12,617	2,252,134

Leisure Facilities & Services — 2.8%
Starbucks Corporation	17,995	1,701,787

Retail - Discretionary — 2.8%
Lowe’s Companies, Inc.	6,697	1,664,205

Consumer Staples — 7.6%
Retail - Consumer Staples — 4.7%
Dollar General Corporation	13,559	1,124,990
Target Corporation	11,104	1,705,797
		2,830,787
Wholesale - Consumer Staples — 2.9%
Sysco Corporation	22,793	1,777,170

Energy — 2.1%
Oil & Gas Producers — 2.1%
EOG Resources, Inc.	9,728	1,253,161

Financials — 8.5%
Banking — 4.9%
Citigroup, Inc.	18,716	1,172,370
Wells Fargo & Company	30,593	1,788,773
		2,961,143
Institutional Financial Services — 3.6%
Goldman Sachs Group, Inc. (The)	4,258	2,172,645

Health Care — 17.4%
Biotech & Pharma — 3.9%
AbbVie, Inc.	11,862	2,328,629

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.5% (Continued)	Shares	Value
Health Care — 17.4% (Continued)
Health Care Facilities & Services — 4.2%
CVS Health Corporation	20,885	$1,195,457
UnitedHealth Group, Inc.	2,240	1,322,048
		2,517,505
Medical Equipment & Devices — 9.3%
Becton, Dickinson and Company	7,098	1,720,626
Edwards Lifesciences Corporation (a)	19,025	1,330,989
Intuitive Surgical, Inc. (a)	5,234	2,578,426
		5,630,041
Industrials — 10.4%
Diversified Industrials — 5.8%
Emerson Electric Company	17,319	1,825,250
Honeywell International, Inc.	7,996	1,662,448
		3,487,698
Transportation & Logistics — 4.6%
CSX Corporation	32,856	1,125,975
Norfolk Southern Corporation	6,377	1,633,532
		2,759,507
Technology — 33.4%
Semiconductors — 13.6%
Analog Devices, Inc.	8,979	2,108,629
Marvell Technology, Inc.	21,904	1,669,961
NVIDIA Corporation	36,925	4,407,737
		8,186,327
Software — 6.8%
Microsoft Corporation	9,788	4,082,966

Technology Hardware — 6.5%
Apple, Inc.	17,234	3,946,586

Technology Services — 6.5%
Mastercard, Inc. - Class A	4,171	2,016,011
PayPal Holdings, Inc. (a)	8,687	629,199
Visa, Inc. - Class A	4,497	1,242,836
		3,888,046

Total Common Stocks (Cost $52,835,654)		$59,317,405

WAYCROSS FOCUSED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% (b) (Cost $656,096)	656,096	$656,096

Investments at Value — 99.6% (Cost $53,491,750)		$59,973,501

Other Assets in Excess of Liabilities — 0.4%		217,430

Net Assets — 100.0%		$60,190,931

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2024 (Unaudited)

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
ASSETS
Investments in securities:
At cost	$73,678,157	$53,491,750
At value (Note 2)	$106,130,860	$59,973,501
Cash deposits for securities sold short (Note 2)	43,629,038	—
Receivable for capital shares sold	2,276	202,947
Receivable for investment securities sold	594,457	1,126,365
Dividends and interest receivable	166,497	69,889
Other assets	20,855	30,960
Total assets	150,543,983	61,403,662

LIABILITIES
Securities sold short, at value (proceeds $42,564,591 and $—) (Note 2)	44,014,226	—
Payable for capital shares redeemed	1,229	10,987
Payable for investment securities purchased	1,257,304	1,172,005
Dividends payable on securities sold short (Note 2)	70,494	—
Payable to Adviser (Note 4)	109,850	13,853
Payable to administrator (Note 4)	8,788	5,931
Other accrued expenses	4,145	9,955
Total liabilities	45,466,036	1,212,731

NET ASSETS	$105,077,947	$60,190,931

NET ASSETS CONSIST OF:
Paid-in capital	$66,191,294	$53,959,502
Accumulated earnings	38,886,653	6,231,429
NET ASSETS	$105,077,947	$60,190,931

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,126,282	3,751,627

Net asset value, offering price and redemption price per share (Note 2)	$17.15	$16.04

See accompanying notes to financial statements.

WAYCROSS FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended August 31, 2024 (Unaudited)

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
INVESTMENT INCOME
Dividend income	$839,549	$253,458
Interest income	1,031,112	—
	1,870,661	253,458
EXPENSES
Management fees (Note 4)	649,152	118,715
Dividend expense on securities sold short (Note 2)	447,171	—
Administration fees (Note 4)	43,297	26,658
Registration and filing fees	17,504	20,424
Trustees’ fees and expenses (Note 4)	12,000	12,000
Legal fees	9,611	9,611
Transfer agent fees (Note 4)	9,585	9,585
Audit and tax services fees	9,432	9,432
Compliance fees (Note 4)	7,081	7,081
Shareholder reporting expenses	6,818	6,153
Custody and bank service fees	5,083	6,059
Postage and supplies	2,009	1,640
Other expenses	14,100	12,676
Total expenses	1,232,843	240,034
Less fee reductions and expense reimbursements by the Adviser (Note 4)	—	(115,923)
Net expenses	1,232,843	124,111

NET INVESTMENT INCOME	637,818	129,347

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	6,975,751	(35,950)
Securities sold short	(1,627,394)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,099,302)	2,719,112
Securities sold short	(531,986)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	2,717,069	2,683,162

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,354,887	$2,812,509

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$637,818	$1,242,873
Net realized gains (losses) from:
Investments	6,975,751	7,846,064
Securities sold short	(1,627,394)	(3,719,325)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,099,302)	17,531,328
Securities sold short	(531,986)	(1,452,067)
Net increase in net assets resulting from operations	3,354,887	21,448,873

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	—	(2,636,401)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,757,356	4,060,659
Net asset value of shares issued in reinvestment of distributions	—	260,521
Payments for shares redeemed	(1,602,219)	(9,268,169)
Net increase (decrease) in net assets from captial share transactions	1,155,137	(4,946,989)

TOTAL INCREASE IN NET ASSETS	4,510,024	13,865,483

NET ASSETS
Beginning of period	100,567,923	86,702,440
End of period	$105,077,947	$100,567,923

CAPITAL SHARE ACTIVITY
Shares sold	162,849	267,604
Shares reinvested	—	16,873
Shares redeemed	(95,329)	(611,119)
Net increase (decrease) in shares outstanding	67,520	(326,642)
Shares outstanding at beginning of period	6,058,762	6,385,404
Shares outstanding at end of period	6,126,282	6,058,762

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$129,347	$80,199
Net realized gains (losses) from investments	(35,950)	89,061
Net change in unrealized appreciation on investments	2,719,112	4,082,375
Net increase in net assets resulting from operations	2,812,509	4,251,635

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	—	(100,653)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	40,197,274	5,763,799
Net asset value of shares issued in reinvestment of distributions	—	91,260
Payments for shares redeemed	(947,114)	(1,379,916)
Net increase in net assets from captial share transactions	39,250,160	4,475,143

TOTAL INCREASE IN NET ASSETS	42,062,669	8,626,125

NET ASSETS
Beginning of period	18,128,262	9,502,137
End of period	$60,190,931	$18,128,262

CAPITAL SHARE ACTIVITY
Shares sold	2,596,906	449,153
Shares reinvested	—	6,705
Shares redeemed	(61,272)	(116,345)
Net increase in shares outstanding	2,535,634	339,513
Shares outstanding at beginning of period	1,215,993	876,480
Shares outstanding at end of period	3,751,627	1,215,993

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021		Year Ended February 29, 2020
Net asset value at beginning of period	$16.60		$13.58	$14.22	$14.81	$11.33		$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.00 (a)	(0.18)	(0.16)		(0.09)
Net realized and unrealized gains (losses) on investments	0.45		3.25	(0.64)	0.39	3.81		0.64
Total from investment operations	0.55		3.46	(0.64)	0.21	3.65		0.55
Less distributions from:
Net investment income	—		(0.12)	—	—	—		—
Net realized gains	—		(0.32)	—	(0.80)	(0.17)		(0.12)
Total distributions	—		(0.44)	—	(0.80)	(0.17)		(0.12)
Net asset value at end of period	$17.15		$16.60	$13.58	$14.22	$14.81		$11.33
Total return (b)	3.31	%(c)	25.73%	(4.50%)	1.13%	32.24%		5.04%
Net assets at end of period (000’s)	$105,078		$100,568	$86,702	$95,532	$89,262		$55,537

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.37	%(d)	2.28%	2.27%	2.31%	2.35%		2.66%
Ratio of net expenses to average net assets	2.37	%(d)	2.28%	2.27%	2.31%	2.45	%(e)(f)	2.94	%(e)(f)
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.51	%(d)	1.53%	1.50%	1.49%	1.69	%(e)	1.99	%(e)
Ratio of net investment income (loss) to average net assets	1.23	%(d)	1.33%	0.04%	(1.26%)	(1.39	%)(e)	(0.90	%)(e)
Portfolio turnover rate	30	%(c)	45%	74%	72%	63%		37%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or the administrator had not reduced fees and reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after management fee recoupments, reductions and/or expense reimbursements (Note 4).
(f)	Ratio was determined including prior years’ management fee reductions recouped by the Adviser in the amount of 0.10% and 0.28% for the years ended February 28, 2021 and February 29, 2020, respectively (Note 4).

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2024		Year Ended February 29,	Year Ended February 28,	Year Ended February 28,		Period Ended February 28,
	(Unaudited)		2024	2023	2022		2021 (a)
Net asset value at beginning of period	$14.91		$10.84	$11.53	$10.70		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.06	0.00	(b)	(0.01)
Net realized and unrealized gains (losses)on investments	1.11		4.10	(0.70)	0.90	(c)	0.71
Total from investment operations	1.13		4.15	(0.64)	0.90		0.70
Less distributions from:
Net investment income	—		(0.08)	(0.01)	(0.00	)(b)	—
Net realized gains	—		—	(0.04)	(0.07)		—
Total distributions	—		(0.08)	(0.05)	(0.07)		—
Net asset value at end of period	$16.04		$14.91	$10.84	$11.53		$10.70
Total return (d)	7.58	%(e)	38.39%	(5.54%)	8.39%		7.00	%(e)
Net assets at end of period (000’s)	$60,191		$18,128	$9,502	$10,877		$498

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.33	%(f)	2.31%	2.47%	7.56%		31.14	%(f)
Ratio of net expenses to average net assets (g)	0.69	%(f)	0.74%	0.89%	0.89%		1.14	%(f)
Ratio of net investment income (loss) to average net assets (g)	0.71	%(f)	0.67%	0.57%	0.14%		(0.26	%)(f)
Portfolio turnover rate	16	%(e)	35%	30%	17%		4	%(e)

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.
(b)	Amount rounds to less than $0.01 per share.
(c)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and/or reimbursed expenses (Note 4).
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS

August 31, 2024 (Unaudited)

1. Organization

Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Managed Risk Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Managed Risk Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Managed Risk Equity Fund is to seek long-term capital appreciation with a secondary emphasis on reducing portfolio risk and volatility relative to the S&P 500® Index.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange,

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Waycross Partners, LLC (the “Adviser”), as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Waycross Managed Risk Equity Fund:
Common Stocks	$94,300,775	$—	$—	$94,300,775
Money Market Funds	11,830,085	—	—	11,830,085
Total	$106,130,860	$—	$—	$106,130,860

Common Stocks – Sold Short	$(44,014,226)	$—	$—	$(44,014,226)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Common Stocks	$59,317,405	$—	$—	$59,317,405
Money Market Funds	656,096	—	—	656,096
Total	$59,973,501	$—	$—	$59,973,501

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2024.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund during the periods ended August 31, 2024 and February 29, 2024 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Waycross Managed Risk Equity Fund:
August 31, 2024	$—	$—	$—
February 29, 2024	$735,323	$1,901,078	$2,636,401

Waycross Focused Core Equity Fund:
August 31, 2024	$—	$—	$—
February 29, 2024	$100,653	$—	$100,653

Short sales – Waycross Managed Risk Equity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. Under Rule 18f-4 of the 1940 Act, the Fund is permitted to engage in derivatives transactions, including short sales, provided it complies with certain conditions aimed at addressing undue speculation and asset sufficiency. The rule rescinded the staff’s prior guidance under Investment Company Act Release No. 10-666, which required that the Fund segregate collateral deposited with brokers, with such collateral being reported on the Fund’s Statements of Assets and Liabilities. Under the rule’s new conditions, the Fund must adopt and implement a written derivatives risk management program (unless it qualifies as a limited derivatives user), adhere to a Value-at-Risk (VaR) based limit on its derivatives transactions (including short sales), and providing regular reports to the Board on the program’s effectiveness and any breaches of risk guidelines. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of August 31, 2024:

	Waycross Long/ Short Equity Fund	Waycross Focused Equity Fund
Tax cost of investments and securities sold short	$31,387,843	$53,564,030
Gross unrealized appreciation	$35,769,943	$7,436,252
Gross unrealized depreciation	(5,041,152)	(1,026,781)
Net unrealized appreciation	30,728,791	6,409,471
Undistributed ordinary income	511,944	30,145
Undistributed long-term capital gains	1,805,109	—
Accumulated ordinary income	637,818	129,347
Capital loss carryforwards	—	(298,307)
Other gains (losses)	5,202,991	(39,227)
Total accumulated earnings	$38,886,653	$6,231,429

The federal income tax cost of investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales and unsettled cover trades.

As of February 29, 2024, Waycross Focused Core Equity Fund had short-term capital loss carryforwards of $248,367 and long-term capital loss carryforwards of $49,940 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distribution such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the six months ended August 31, 2024, the Funds did not incur any interest or penalties.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended August 31, 2024:

	Waycross Managed Risk Equity Fund	Waycross Focused Core Equity Fund
Purchases of investment securities	$28,287,625	$44,486,020
Proceeds from sales of investment securities	$31,850,255	$5,685,882

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement, Waycross Managed Risk Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Under the Investment Advisory Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.66% of its average daily net assets.

Pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2025, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Managed Risk Equity Fund’s average daily net assets and 0.69% of Waycross Focused Core Equity Fund’s average daily net assets.

During the six months ended August 31, 2024, the Adviser reduced its management fees earned for Waycross Focused Core Equity Fund by $115,923.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2025, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of August 31, 2024, the Adviser may seek repayment of fee reductions and/or expense reimbursements no later than the date below:

Waycross Focused Core Equity Fund
February 28, 2025	$76,405
February 28, 2026	152,546
February 28, 2027	188,264
August 31, 2027	115,923
Total	$533,138

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor and are not paid for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an $8,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of August 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Waycross Managed Risk Equity Fund
National Financial Services, LLC (for the benefit of its customers)	97%

Waycross Focused Core Equity Fund
National Financial Services, LLC (for the benefit of its customers)	53%

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.

As of August 31, 2024, Waycross Managed Risk Equity Fund had the following percentages of the value of its net assets invested or sold short in common stocks within the Technology sector:

Sector	Long Positions	Short Positions	Net Exposure
Technology	25.4%	(7.7%)	17.7%

As shown above, although Waycross Managed Risk Equity Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s exposure to ensure the Fund’s portfolio is adequately diversified.

As of August 31, 2024, Waycross Focused Core Equity Fund had 33.4% of the value of its net assets invested in common stocks within the Technology sector.

WAYCROSS FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WAYCROSS FUNDS

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.waycrossfunds.com.

WAYCROSS FUNDS

INVESTMENT ADVISORY AGREEMENT RENEWAL
(Unaudited)

At a meeting held on April 24, 2024, the Board of Trustees (the “Board”), including the Independent Trustees voting separately, considered the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Waycross Partners, LLC (the “Adviser”) for the Waycross Managed Risk Equity Fund (the “Managed Risk Fund”) and the Waycross Focused Core Equity Fund (the “Focused Fund” and collectively with the Managed Risk Fund, the “Funds”). Legal counsel to the Trust advised the Board during its deliberations. Additionally, the Board received and reviewed a substantial amount of information provided by the Adviser and other service providers. In deciding whether to renew the Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the Adviser’s services to the Funds. The Board reviewed the services provided by the Adviser to the Funds, including, without limitation, its investment advisory services since each Fund’s inception; compliance and operational procedures and practices; efforts to promote the Funds and assist in their distribution; key personnel and support staff; and management of the Funds’ daily operations. After reviewing the foregoing and further information in the Meeting Materials, the Board concluded that the nature, extent, and quality of the services provided by the Adviser to the Funds were satisfactory and adequate.

The investment performance of the Funds and the Adviser. The Board compared the performance of the Funds with their respective benchmark indices and custom peer groups for the calendar year ended December 31, 2023. The Board also considered the consistency of the Adviser’s management with each Fund’s investment objective and policies. The Board noted that the Managed Risk Fund had outperformed its benchmark for the year, its Morningstar category for the one-, three, and five-year periods, and its peers for the one- and five-year periods, each ended December 31, 2023. For the Focused Fund, the Board noted that it had outperformed its benchmark for the year and category, and peer group for the one- and three-year periods ended December 31, 2023. The Board reviewed the highlighted primary drivers of underperformance and overperformance relative to each Fund’s peer group, benchmark, and Morningstar category as described in the 15(c) Responses. Following a discussion of the investment performance of each Fund, the Adviser’s experience in managing the strategies, and other factors, the Board concluded that the investment performance of the Funds is satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Funds. The Board considered the following: (i) the Adviser’s staffing; (ii) its methods of operating; (iii) the education and experience of its personnel; (iv) its compliance program; (v) its financial condition and the level of commitment to the Funds and, generally, the Adviser’s advisory business; (vi) the asset levels of each Fund; (vii) the overall expenses of each Fund, including the advisory fee; and (viii) the differences in fees and services to the Adviser’s other similar clients. The Board considered its discussion with the Adviser regarding the expense limitation agreement

WAYCROSS FUNDS

INVESTMENT ADVISORY AGREEMENT RENEWAL
(Unaudited) (Continued)

and considered the Adviser’s past fee reductions and expense reimbursements for the Funds. The Board further considered the Adviser’s willingness to continue the expense limitation agreement for the Funds through at least June 30, 2025.

The Board also considered the benefits for the Adviser in managing the Funds, including promoting the Adviser’s name. The Board compared each Fund’s advisory fee and overall expense ratio to its respective peer group and Morningstar category, along with the fees charged to the Adviser’s other client accounts. In considering the comparison in fees and expense ratios between the Funds and other comparable funds, the Board looked at the differences in the types of funds being compared, the style of investment management, the size of the Funds, and the nature of the investment strategies.

The Board noted that the Managed Risk Fund’s 1.25% management fee and 2.28% net expense ratio are above its peer group and category averages. The Board considered the Adviser’s statement that the Managed Risk Fund’s peer group included funds with significantly larger net assets, which allow their management fees and overall expense ratios to be reduced beyond what is currently feasible for the Managed Risk Fund, given its size. A discussion followed, and the Board determined that the Managed Risk Fund’s management fee and net expense ratio were within a reasonable range.

For the Focused Fund, the Board noted that the 0.66% management fee and 0.69% net expense ratio were below its peer group and category averages. The Board considered that the Fund was still relatively new, having recently achieved its three-year performance history, and had substantially fewer assets than its peer group average. A discussion followed, and the Board determined that the Focused Fund’s management fee and net expense ratio were within a reasonable range.

The Board also compared the fees paid by the Funds to those paid by other clients of the Adviser and considered the similarities and differences in services received by such other clients compared to the services received by the Funds. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness concerning the advisory fees payable by the Funds. The Board further considered the Adviser’s investment strategy and style in managing the Funds’ portfolios. Following these comparisons and considerations, and upon further discussion of the preceding, the Board concluded that the advisory fees to be paid to the Adviser by the Funds are fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered that the Funds’ fees with the Adviser involve the advisory fees and the expense limitation agreement. The Board determined that while the advisory fees remained the same as asset levels increased, the Funds’ shareholders have experienced in the past, and will experience in the future, benefits from the expense limitation agreement.

WAYCROSS FUNDS

INVESTMENT ADVISORY AGREEMENT RENEWAL
(Unaudited) (Continued)

Following further discussion of the Funds’ asset levels, expectations for asset growth, and level of fees, the Board determined that the fee arrangements with the Adviser are fair and reasonable considering the nature and quality of services provided.

The profits to be realized by the Adviser and its affiliates from the relationship with the Funds. The Board considered the Adviser’s profitability for managing the Funds, noting the Adviser’s net profit for managing the Managed Risk Fund was within industry standards, while the Adviser was waiving its management fee and reimbursing expenses for the Focused Fund. Based on the information provided by the Adviser, the Board concluded that Waycross’s profits from its relationship with each Fund were reasonable.

Conclusion. After reviewing the above factors and other factors, such as the Adviser’s trading practices and possible conflicts of interest, the Board determined that it had received enough information from Waycross to evaluate the terms of the Advisory Agreement. Therefore, the Board unanimously concluded that the approval of the renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders. The Board did not identify any information that was most relevant to its consideration in approving the Advisory Agreement, and each Trustee may have afforded different weights to the various factors.

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(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Waycross Independent Trust

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer and Principal Financial Officer

Date	November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, Principal Executive Officer and Principal Financial Officer

Date	November 5, 2024

*	Print the name and title of each signing officer under his or her signature.